COST OF SALES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about cost of sales [Line Items]
Site operating cost	$ 5,014	$ 4,484
Depreciation	1,997	2,102
Royalty expense	445	474
Community relations	41	29
Cost of sales	7,497	7,089
Inventory write-down	104	22
Employee benefits expense	1,448	1,396
Gold
Disclosure of detailed information about cost of sales [Line Items]
Site operating cost	4,678	4,218
Depreciation	1,756	1,889
Royalty expense	342	371
Community relations	37	26
Cost of sales	6,813	6,504
Copper
Disclosure of detailed information about cost of sales [Line Items]
Site operating cost	336	266
Depreciation	223	197
Royalty expense	103	103
Community relations	4	3
Cost of sales	666	569
Other
Disclosure of detailed information about cost of sales [Line Items]
Site operating cost	0	0
Depreciation	18	16
Royalty expense	0	0
Community relations	0	0
Cost of sales	$ 18	$ 16